Note 18 - Redeemable Non-controlling Interests (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 1,079,306	$ 536,903
Subordinate Non-controlling Interest Shares (in shares)	11,210,000
Redemption Amount [Member]
Redeemable Noncontrolling Interest, Equity, Carrying Amount, Total	$ 1,027,124	$ 513,291